SCHEDULE OF SHARE PURCHASE WARRANT ACTIVITY BY GRANT DATE (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	150	310	271
Exercise price | $ / shares	$ 235,120.70	$ 162,219.95	$ 272,258.22
29-Sep-20 [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	14
Exercise price | $ / shares	$ 863,100.00
Expiry date	Sep. 28, 2025
11-Jan-22 [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	80
Exercise price | $ / shares	$ 289,800.00
Expiry date	Jan. 10, 2027
31-Oct-23 [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	56
Exercise price | $ / shares	$ 12.60